Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProShares Trust
Prospectus Date	rr_ProspectusDate	Jun. 19, 2022
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2022